WARRANTS (Details Narrative) - USD ($)		1 Months Ended							3 Months Ended							12 Months Ended
	Jan. 20, 2022	May 31, 2022	Apr. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	May 31, 2021	Mar. 31, 2020	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Warrants to purchase				25,915,437	4,236,111				25,915,437	4,236,111	5,000,000					25,915,437
Sale of common stock									403,225	4,361,111	10,000,000
Warrant term									2024-12	2026-07	2026-05
Warrant exercise price per share				$ 0.11					$ 0.11		$ 0.11					$ 0.11
Warrants outstanding											$ 87,249
Shares vested				60,000	250,000	60,000	250,000			60,000	60,000
Stock Issued During Period, Value, New Issues											$ 600,000		$ 106,000			$ 1,573,000
Exercise of warrants shares												10,500,000
SharesIssued												6,500,000
Common shares issued for services									$ 21,960			$ 325,000		$ 23,300	$ 15,000	$ 540,136	$ 36,800
Common shares issued for services, shares									200,000			6,500,000		1,250,000	1,500,000
Expected term										10 years		5 years	3 years
Share price					$ 0.114					$ 0.114
Expected volatility rate										35.13%
Exercise price					0.11					$ 0.11
Expected dividend rate										1.47%
Two Peoples [Member]
Warrants to purchase													6,750,000				6,750,000
Warrant outstanding amount													$ 44,135				$ 44,135
Share price													$ 0.03				$ 0.03
Exercise price													$ 0.05				$ 0.05
Subsequent Event [Member]
Shares vested	250,000	250,000	60,000
Legal Services [Member]
Warrants to purchase											3,000,000
Warrant outstanding amount											$ 155,717
Minimum [Member]
Warrant exercise price per share				$ 0.09	0.15				$ 0.09	$ 0.15	$ 0.20					$ 0.09
Minimum [Member] | Two Peoples [Member]
Expected volatility rate													30.22%
Expected dividend rate													0.08%
Maximum [Member]
Warrant exercise price per share				$ 0.15	$ 0.14				$ 0.15	$ 0.14	0.10	$ 0.05				$ 0.15
Maximum [Member] | Two Peoples [Member]
Expected volatility rate													109.96%
Expected dividend rate													0.11%
Maximum [Member] | Legal Services [Member]
Warrant exercise price per share											$ 0.10
Common Stock [Member]
Warrants to purchase				403,225	4,236,111				403,225	4,236,111		10,500,000	4,550,000			403,225	4,550,000
Warrant exercise price per share													$ 0.05				$ 0.05
Warrant outstanding amount													$ 54,555				$ 54,555
Stock Issued During Period, Value, New Issues									$ 523,000	$ 425,000		$ 525,000				$ 2,752
Common shares issued for services								$ 7,400				$ 5,575				$ 872	$ 170
Common shares issued for services, shares								1,000,000				125,000				8,715,000	1,700,000
Warrants, description												the Company in conjunction with the short term debt at the rate of 10 warrants for each $1 loaned.					the Company in conjunction with the issuance of short term debt at the rate of 10 warrants for each $1 loaned
Warrant [Member]
Warrants to purchase				25,512,212	1,000,000				25,512,212	1,000,000	1,000,000	1,100,000				25,512,212
Sale of common stock									12,756,106
Warrant term									2024-12	2024-07
Warrant exercise price per share					$ 0.124					$ 0.124			$ 0.05				$ 0.05
Warrant outstanding amount					$ 34,382					$ 34,382	$ 51,906	$ 9,533
Common shares issued for services												$ 325,000
Warrants [Member]
Warrants to purchase												5,000,000
Warrant exercise price per share												$ 0.05
Warrant outstanding amount												$ 40,600
Warrants [Member] | Minimum [Member]
Share price												$ 0.04
Expected volatility rate												60.51%
Exercise price												$ 0.05
Expected dividend rate												0.09%
Warrants [Member] | Maximum [Member]
Share price												$ 0.10
Expected volatility rate										31.56%
Exercise price												$ 0.2
Expected dividend rate												0.83%